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100 Middle Street PO Box 9729 Portland, ME 04104-5029

June 12, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Cross Shore Discovery Fund; Form N-2
811-22976

Dear Sir or Madam:

Pursuant the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, enclosed please find one electronically signed initial Registration Statement on Form N-2 for Cross Shore Discovery Fund (the “Fund”). The Trust is a newly organized Delaware statutory trust. The initial Registration Statement concerns Fund’s Institutional Shares, the initial class of the Fund.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 228-7295.

Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk

cc:	Neil Kuttner, Cross Shore Discovery Fund

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